Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Valuation Allowance of Deferred Tax Assets [Member]
Notes Tables
Summary of Valuation Allowance [Table Text Block]
	Balance at Beginning of Period	Charged to Costs and Expenses	Balance assumed in acquisition	Deductions/ Write-offs of Accounts	Balance at End of Period
Valuation allowance for deferred tax assets
2015	$5,433	$557	$215	$—	$6,205
2014	5,087	346	—	—	5,433
2013	4,708	379	—	—	5,087

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2015	2014	2013
	(In thousands)
U.S.
Current	$2,022	$3,032	$719
Deferred	1,549	2,882	5,432
Foreign
Current	341	476	291
Withholding	3,089	3,103	3,830
Deferred	14	4	108
Total provision	$7,015	$9,497	$10,380

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2015	2014	2013
Federal statutory tax provision	$6,798	$9,786	$10,958
State tax provision	465	56	581
Stock compensation expense	677	540	393
Tax credits	(4,166)	(3,924)	(5,424)
Foreign tax, net	3,111	3,170	3,884
Change in valuation allowance	—	—	—
Other	130	(131)	(12)
Tax provision	$7,015	$9,497	$10,380

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2015	2014
Deferred tax assets

Net operating loss carry forward	$1,895	$533
Research and development and other credit carry forward	5,995	5,438
Foreign tax credit carry forward	—	1
Accruals deductible in different periods	3,046	3,021
Intangible assets	3,078	5,555
Stock-based compensation	2,474	2,861
Valuation allowance	(6,205)	(5,433)
Subtotal	$10,283	$11,976

Deferred tax liabilities

Fixed assets	10	(632)
Net Deferred tax assets	$10,293	$11,344

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Amount
Gross unrecognized tax benefits, January 1, 2013	$9,553
Increases in tax positions for current year	1,052
Increase in tax positions for prior years	—
Lapse in statute of limitations	(389)
Gross unrecognized tax benefits, December 31, 2013	10,216
Increases in tax positions for current year	809
Increases in tax positions for prior years	—
Lapse in statute of limitations	(597)
Gross unrecognized tax benefits, December 31, 2014	10,428
Increases in tax positions for current year	720
Increases in tax positions for prior years	162
Lapse in statute of limitations	(331)
Gross unrecognized tax benefits, December 31, 2015	$10,979

Summary of Valuation Allowance [Table Text Block]
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions/ Write-offs of Accounts	Balance at End of Period
Allowance for doubtful accounts
2015	$381	$—	$82	$299
2014	$354	$27	$—	$381
2013	$351	$3	$—	$354